Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PYXIS FUNDS II
Prospectus Date	rr_ProspectusDate	Feb. 01, 2012
Supplement [Text Block]	pf1_SupplementTextBlock

PYXIS FUNDS II

Supplement dated October 30, 2012 to

Pyxis Funds II Prospectus dated February 1, 2012, as supplemented from time to time

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Pyxis Dividend Equity Fund

Fees and Expenses of the Fund

Effective immediately, the table on page 30 under "Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)" is amended and restated as follows:

	Class A	Class C	Class R	Class Y
Annual Fund Operating Expenses (expenses that you pay each year as % of the value of your investment)
Management Fees	1.20%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.35%	1.00%	0.50%	None
Other Expenses(2)	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	2.39%	3.04%	2.54%	2.04%
Expense Reimbursement(3)	-1.04%	-1.04%	-1.04%	-1.04%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.35%	2.00%	1.50%	1.00%

(2)	"Other Expenses" are based on estimated amounts for the current fiscal year.
(3)	Pyxis Capital, L.P. (the "Adviser") has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of the Fund to 1.00% of average daily net assets of the Fund. The Expense Cap will continue through at least February 1, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees. The Trust, on behalf of the Fund, has contractually agreed to pay the Adviser all amounts previously paid, waived or reimbursed by the Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's total annual operating expenses in any such year to exceed the amount of the Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Adviser more than 36 months after the date the Fund accrues a liability with respect to such amounts paid, waived or reimbursed by the Adviser.

Pyxis Dividend Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pf1_SupplementTextBlock

PYXIS FUNDS II

Supplement dated October 30, 2012 to

Pyxis Funds II Prospectus dated February 1, 2012, as supplemented from time to time

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Pyxis Dividend Equity Fund

Fees and Expenses of the Fund

Effective immediately, the table on page 30 under "Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)" is amended and restated as follows:

	Class A	Class C	Class R	Class Y
Annual Fund Operating Expenses (expenses that you pay each year as % of the value of your investment)
Management Fees	1.20%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.35%	1.00%	0.50%	None
Other Expenses(2)	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	2.39%	3.04%	2.54%	2.04%
Expense Reimbursement(3)	-1.04%	-1.04%	-1.04%	-1.04%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.35%	2.00%	1.50%	1.00%

(2)	"Other Expenses" are based on estimated amounts for the current fiscal year.
(3)	Pyxis Capital, L.P. (the "Adviser") has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of the Fund to 1.00% of average daily net assets of the Fund. The Expense Cap will continue through at least February 1, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees. The Trust, on behalf of the Fund, has contractually agreed to pay the Adviser all amounts previously paid, waived or reimbursed by the Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's total annual operating expenses in any such year to exceed the amount of the Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Adviser more than 36 months after the date the Fund accrues a liability with respect to such amounts paid, waived or reimbursed by the Adviser.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Pyxis Dividend Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Pyxis Dividend Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.04%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Pyxis Dividend Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Pyxis Dividend Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Pyxis Capital, L.P. (the "Adviser") has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of the Fund to 1.00% of average daily net assets of the Fund. The Expense Cap will continue through at least February 1, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees. The Trust, on behalf of the Fund, has contractually agreed to pay the Adviser all amounts previously paid, waived or reimbursed by the Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's total annual operating expenses in any such year to exceed the amount of the Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Adviser more than 36 months after the date the Fund accrues a liability with respect to such amounts paid, waived or reimbursed by the Adviser.